Stock Incentive Plans (Detail Textuals 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for future grants or awards		610,000
Number of shares remaining for grant from previous plans	11,913
Number of shares purchase	1,019,000
Vesting period		3 years
J. Michael French
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares purchase	771,000
Granted value	1.07
Vesting period	10 years
Number of shares option vesting	257,000
Number of shares option vesting remaining	514,000
Board of directors | September 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares purchase	43,000
Granted value	1.07
Number of non employee member	4
Vesting period	5 years
Number of shares option vesting	86,000
Number of shares option vesting remaining	86,000
Board of directors | December 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares purchase	19,000
Granted value	1.07
Number of non employee member	4
Vesting period	5 years
Number of shares option vesting	38,000
Number of shares option vesting remaining	38,000
2014 Long-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized	5,000,000
Common stock available for future grants or awards	4,000,000